OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  March 1, 2006 through August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     SELECT
                                      VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    8/31/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2
Portfolio Management Discussion                                             4
Portfolio Summary                                                           8
Prices and Distributions                                                    9
Performance Update                                                         10
Comparing Ongoing Fund Expenses                                            11
Schedule of Investments                                                    13
Financial Statements                                                       17
Notes to Financial Statements                                              21
Trustees, Officers and Service Providers                                   26

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

The domestic stock market moved erratically during the six months ended August 31, 2006, with investors highly influenced by movements in interest rates and in oil and gas prices. After rising early in the period, stock prices fell during May and June as the Federal Reserve Board maintained its policy of raising short-term interest rates and oil and gas prices continued to rise to record levels. Equity valuations reversed direction and began recovering in July and August as energy prices appeared to ease and the Federal Reserve paused in its cycle of interest-rate hikes. In the following discussion, Rod Wright, leader of the team that manages Pioneer Select Value Fund, provides an update on the Fund and its strategies during the six month period ended August 31, 2006.

Q:   How did the Fund perform during the six months ended August 31, 2006?

A: The Fund had disappointing results. Pioneer Select Value Fund's Class A shares had a total return of 0.00%, at net asset value, for the period, while the Russell 1000 Value Index gained 6.16% and the average return of the 893 funds in Lipper's Multi-Cap Core category was 0.44%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors influencing performance?

A: The Fund's management style focuses on company-by-company security selection in assembling a portfolio of about 30 stocks. Because the portfolio invests in a relatively low number of stocks, performance tends to be more volatile, especially over shorter periods of time. Despite the Fund's very strong performance in the final weeks of the period, the past six months have been a particularly disappointing time, as the stocks we favored lagged the large-cap value benchmark. Our goal remains to outperform the market and competitive funds over the long run by selecting

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     large-cap and mid-cap stocks selected because of our view of their outstanding prospects over the next two to three years. We try to find companies with superior businesses, led by managements that have clear strategies to improve results.

     We have just come through a six-month period in which stock market investors have been preoccupied primarily by expectations about what the Federal Reserve Board, led by new Chairman Ben Bernanke, would do about interest rates. Investors also have been influenced by high energy prices and their expectations about whether oil and natural gas prices would continue to climb ever higher. After Bernanke became Fed chairman in February 2006, the nation's central bank continued its policy of raising short-term interest rates, hiking the influential Fed Funds rate to 5.25% by June. Although the market was volatile, stock prices rose early in the period, before declining sharply in May and June in the face of continued increases in interest rates and higher energy prices. However, the market rallied strongly in the final weeks, especially after the Fed announced in August a pause in its cycle of interest-rate increases at the same time that oil and natural gas prices began easing somewhat.

Q:   What were some of the investments that most influenced Fund performance?

A: Two stocks in particular were significant drags on performance. The first was Massey Energy, the largest coal producer in the Central Appalachian region. While Massey has become the lowest-cost producer in its area, Appalachian coal nevertheless costs more to mine than coal from other regions. As with many other high-priced energy producers, Massey was hurt when oil and natural prices started to decline during the six months. Despite the disappointing short-term results, we continued to hold Massey because we believe recent cost pressures are temporary while the company's long-term outlook remains excellent. Massey remains the low-cost producer in Central Appalachia and it also is a potentially attractive acquisition candidate. The second notably significant detractor from results was BISYS, which specializes in administrative services and transaction processing for financial service companies and in insurance brokerage. After BISYS ran into its own accounting difficulties, it brought in a new chief executive. However, that new chief executive later resigned, and we sold our position in the

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

     company during the period. A third holding that held back results over the six months was offshore oil driller Transocean, which was hurt by the dip in oil prices.

     We did, however, have a number of good performers. One was Cigna, an HMO whose stock declined after larger competitors, UnitedHealth and Aetna, both encountered problems. We increased our investment in Cigna after its price fell, believing that the low price represented real value, especially because the company was beginning to enjoy the benefits of a restructuring that should lower costs and improve service. Another good performer was grocery chain Safeway, whose stock began recovering in May when Wall Street investors finally recognized the positive impact of its restructuring. Other positive contributors included cable company Comcast and UST, a leader in smokeless tobacco products.

     Among the investments that did not help was Palm, the producer of operating systems for hand-held communications devices. Our holdings in the telecommunications services sector proved disappointing, especially Sprint, which has had difficulty achieving the hoped-for results from its merger with Nextel. However, our investment in BellSouth, which has received a merger proposal from AT&T, was a positive. We sold the BellSouth position during the period at a profit to the Fund.

     Notable additions to the portfolio during the period included Chevron, Metropolitan Life, Questar and Oracle. Among those companies whose stocks we sold were: Occidental Petroleum, BioMed Realty Trust, Goldman Sachs, Aetna and Vodafone.

Q:   What is your investment outlook?

A: We intend to continue to pursue our investment strategy, which is to focus on a portfolio of companies that, in our fundamental analysis, we believe have superior long-term prospects and attractive stock valuations. While performance may be volatile in the short term, we believe that over the longer term this focus should give the Fund the opportunity to post attractive results.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       87.2%
Temporary Cash Investment                                 6.5%
Depositary Receipts for International Stocks              6.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   21.8%
Consumer Discretionary                                   16.0%
Financials                                               14.3%
Energy                                                   12.3%
Materials                                                11.6%
Health Care                                              10.3%
Consumer Staples                                          8.5%
Industrials                                               3.0%
Utilities                                                 2.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Freescale Semiconductor Inc. (Class B)                        5.21%
 2.   UNUM Corp.                                                    5.06
 3.   Dow Chemical Co.                                              4.85
 4.   CIGNA Corp.                                                   4.69
 5.   Palm, Inc.                                                    4.63
 6.   Xerox Corp.                                                   4.61
 7.   Clear Channel Communications, Inc.                            4.59
 8.   Safeway, Inc.                                                 4.53
 9.   Harrah's Entertainment, Inc.                                  4.21
10.   The Interpublic Group of Companies, Inc.                      4.18

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

            Class      8/31/06            2/28/06
            -----      -------            -------
            A           $11.78             $11.78

Distributions Per Share
--------------------------------------------------------------------------------

                                      2/28/06 - 8/31/06
                                      -----------------
                                         Short-Term           Long-Term
            Class       Dividends       Capital Gains       Capital Gains
            -----       ---------       -------------       -------------
              A          $ -               $ -                 $ -

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Class
(6/10/04)                   11.15%       8.23%
1 Year                       2.98       -2.93
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]


                  Pioneer         Russell 1000
                Select Value         Value
                    Fund             Index
6/30/2004         $ 9,425           $10,000
8/31/2004         $ 9,016           $ 9,999
8/31/2005         $11,188           $11,685
8/31/2006         $11,522           $13,316

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from March 1, 2006 through August 31, 2006

Share Class                                                        A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06                               $1,000.00
Ending Account Value On 8/31/06                                 $1,000.00
Expenses Paid During Period*                                    $    6.25

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from March 1, 2006 through August 31, 2006

Share Class                                                        A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/06                               $1,000.00
Ending Account Value On 8/31/06                                 $1,018.95
Expenses Paid During Period*                                    $    6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                             Value
              COMMON STOCKS - 98.6%
              Energy - 12.1%
              Coal & Consumable Fuels - 4.0%
    1,650     Massey Energy Co. (b)                              $   41,646
                                                                 ----------
              Integrated Oil & Gas - 2.9%
      400     Suncor Energy, Inc. (A.D.R.)                       $   31,032
                                                                 ----------
              Oil & Gas Drilling - 3.1%
      490     Transocean Offshore, Inc.*                         $   32,708
                                                                 ----------
              Oil & Gas Exploration & Production - 2.1%
      500     Plains Exploration and Product*                    $   22,005
                                                                 ----------
              Total Energy                                       $  127,391
                                                                 ----------
              Materials - 11.5%
              Diversified Chemical - 7.4%
      430     Ashland, Inc.                                      $   27,150
    1,320     Dow Chemical Co.                                       50,331
                                                                 ----------
                                                                 $   77,481
                                                                 ----------
              Metal & Glass Containers - 4.1%
    1,070     Ball Corp.                                         $   43,164
                                                                 ----------
              Total Materials                                    $  120,645
                                                                 ----------
              Capital Goods - 3.0%
              Industrial Conglomerates - 3.0%
    1,200     Tyco International, Ltd.                           $   31,380
                                                                 ----------
              Total Capital Goods                                $   31,380
                                                                 ----------
              Consumer Services - 4.1%
              Casinos & Gaming - 4.1%
      700     Harrah's Entertainment, Inc.*                      $   43,652
                                                                 ----------
              Total Consumer Services                            $   43,652
                                                                 ----------
              Media - 11.6%
              Advertising - 4.1%
    4,727     The Interpublic Group of Companies, Inc.*(b)       $   43,394
                                                                 ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
              Broadcasting & Cable Television - 7.5%
    1,640     Clear Channel Communications, Inc.                 $   47,626
      890     Comcast Corp.*                                         31,150
                                                                 ----------
                                                                 $   78,776
                                                                 ----------
              Total Media                                        $  122,170
                                                                 ----------
              Food & Drug Retailing - 4.5%
              Food Retail - 4.5%
    1,520     Safeway, Inc.                                      $   47,014
                                                                 ----------
              Total Food & Drug Retailing                        $   47,014
                                                                 ----------
              Food, Beverage & Tobacco - 3.9%
              Tobacco - 3.9%
      770     UST, Inc.*                                         $   40,702
                                                                 ----------
              Total Food, Beverage & Tobacco                     $   40,702
                                                                 ----------
              Health Care Equipment & Services - 4.6%
              Managed Health Care - 4.6%
      430     CIGNA Corp.                                        $   48,620
                                                                 ----------
              Total Health Care Equipment & Services             $   48,620
                                                                 ----------
              Pharmaceuticals & Biotechnology - 5.5%
              Pharmaceuticals - 5.5%
    1,650     Bristol-Myers Squibb Co.*                          $   35,887
    1,050     Schering-Plough Corp.*                                 21,998
                                                                 ----------
                                                                 $   57,885
                                                                 ----------
              Total Pharmaceuticals & Biotechnology              $   57,885
                                                                 ----------
              Banks - 3.1%
              Thrifts & Mortgage Finance - 3.1%
      750     The PMI Group, Inc.                                $   32,430
                                                                 ----------
              Total Banks                                        $   32,430
                                                                 ----------
              Diversified Financials - 6.1%
              Investment Banking & Brokerage - 3.4%
      480     Merrill Lynch & Co., Inc.*                         $   35,294
                                                                 ----------
              Diversified Financial Services - 2.7%
      580     Citigroup, Inc.*                                   $   28,622
                                                                 ----------
              Total Diversified Financials                       $   63,916
                                                                 ----------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
              Insurance - 5.0%
              Life & Health Insurance - 5.0%
    2,769     UNUM Corp.*                                        $   52,473
                                                                 ----------
              Total Insurance                                    $   52,473
                                                                 ----------
              Technology Hardware & Equipment - 16.3%
              Communications Equipment - 3.7%
    1,883     Nokia Corp. (A.D.R.)                               $   39,317
                                                                 ----------
              Computer Hardware - 4.6%
    3,300     Palm, Inc.*(b)                                     $   48,048
                                                                 ----------
              Electronic Equipment & Instruments - 3.5%
    3,040     Symbol Technologies, Inc.*                         $   36,510
                                                                 ----------
              Office Electronics - 4.5%
    3,230     Xerox Corp.*                                       $   47,836
                                                                 ----------
              Total Technology Hardware & Equipment              $  171,711
                                                                 ----------
              Semiconductors - 5.1%
              Semiconductors - 5.1%
    1,750     Freescale Semiconductor, Inc. (Class B)*           $   54,093
                                                                 ----------
              Total Semiconductors                               $   54,093
                                                                 ----------
              Utilities - 2.2%
              Independent Power Producer & Energy Traders - 2.2%
      350     TXU Corp.                                          $   23,174
                                                                 ----------
              Total Utilities                                    $   23,174
                                                                 ----------
              TOTAL COMMON STOCKS
              (Cost $997,799)                                    $1,037,256
                                                                 ----------
              TEMPORARY CASH INVESTMENTS - 6.8%
              Security Lending Collateral - 6.8%
   71,799     Securities Lending Investment Fund, 5.23%          $   71,799
                                                                 ----------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $71,799)                                     $   71,799
                                                                 ----------
              TOTAL INVESTMENT IN SECURITIES - 105.4%
              (Cost $1,069,598) (a)                              $1,109,055
                                                                 ----------
              OTHER ASSETS AND LIABILITIES - (5.4)%              $  (56,591)
                                                                 ----------
              TOTAL NET ASSETS - 100.0%                          $1,052,464
                                                                 ==========

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,069,598 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                           $ 93,248
            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                            (53,791)
                                                                                --------
            Net unrealized gain                                                 $ 39,457
                                                                                ========

(b)      At August 31, 2006, the following security was out on loan:

         Shares    Security                                                        Value
          4,680    The Interpublic Group of Companies, Inc.*                    $ 42,962
          1,336    Massey Energy Co.                                              33,721
          3,267     Palm, Inc.*                                                   47,568
                                                                                --------
                   Total                                                        $124,251
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2006 aggregated $562,879 and $546,123, respectively.

16 The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value
    (including securities loaned of $124,251)
    (cost $1,069,598)                                                 $1,109,055
  Cash                                                                    54,368
  Receivables -
    Investment securities sold                                            66,778
    Dividends, interest and foreign taxes withheld                           429
    Due from Pioneer Investment Management, Inc.                           4,755
  Other                                                                    1,988
                                                                      ----------
     Total assets                                                     $1,237,373
                                                                      ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $   82,229
    Upon return of securities loaned                                      71,799
  Due to affiliates                                                        1,163
  Accrued expenses                                                        29,718
                                                                      ----------
     Total liabilities                                                $  184,909
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $  999,851
  Undistributed net investment income                                      2,058
  Accumulated net realized gain on investments                            11,098
  Net unrealized gain on investments                                      39,457
                                                                      ----------
     Total net assets                                                 $1,052,464
                                                                      ----------
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $1,052,464/89,322 shares)                         $    11.78
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.78 [divided by] 94.25%)                                $    12.50
                                                                      ==========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $133)        $7,827
  Interest                                                    662
  Income from securities loaned, net                          195
                                                           ------
     Total investment income                                           $  8,684
                                                                       --------
EXPENSES:
  Management fees                                          $3,731
  Transfer agent fees and expenses
    Class A                                                    11
  Administrative reimbursements                             7,251
  Custodian fees                                            5,704
  Professional fees                                        18,032
  Printing expense                                          4,968
  Fees and expenses of nonaffiliated trustees               3,128
  Miscellaneous                                                60
                                                           ------
     Total expenses                                                    $ 42,885
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                      (36,259)
                                                                       --------
     Net expenses                                                      $  6,626
                                                                       --------
       Net investment income                                           $  2,058
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments                                     $(18,102)
                                                                       --------
  Change in net unrealized gain on investments                         $ 16,281
                                                                       --------
  Net loss on investments                                              $ (1,821)
                                                                       --------
  Net increase in net assets resulting from operations                 $    237
                                                                       ========

18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/06 and the Year Ended 2/28/06

                                                            Six Months
                                                              Ended
                                                             8/31/06        Year Ended
                                                           (unaudited)       2/28/06
FROM OPERATIONS:
Net investment income                                      $    2,058      $    1,216
Net realized gain (loss) on investments                       (18,102)         86,397
Change in net unrealized gain (loss) on investments            16,281          (6,753)
                                                           ----------      ----------
    Net increase in net assets resulting from
     operations                                            $      237      $   80,860
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.02 per share, respectively)      $        -      $   (1,474)
Net realized gain:
    Class A ($0.00 and $0.70 per share, respectively)               -         (62,624)
                                                           ----------      ----------
     Total distributions to shareowners                    $        -      $  (64,098)
                                                           ----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $        -      $  750,000
                                                           ----------      ----------
    Net increase in net assets resulting from fund
     share transactions                                    $        -      $  750,000
                                                           ----------      ----------
    Net increase in net assets                             $      237      $  766,762
NET ASSETS:
Beginning of period                                         1,052,227         285,465
                                                           ----------      ----------
End of period                                              $1,052,464      $1,052,227
                                                           ==========      ==========
Undistributed net investment income                        $    2,058      $        -
                                                           ==========      ==========


                  8/06 Shares    8/06 Amount   2/06 Shares     2/06 Amount
                  (unaudited)    (unaudited)
CLASS A
Shares sold                -       $      -       64,323         $750,000
                    --------       --------       ------         --------
  Net increase             -       $      -       64,323         $750,000
                    ========       ========       ======         ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended            Year     6/10/04 (a)
                                                    8/31/06          Ended         to
                                                  (unaudited)       2/28/06      2/28/05
CLASS A
Net asset value, beginning of period                 $11.78          $11.42      $ 10.00
                                                     ------          ------      -------
Increase (decrease) from investment operations:
  Net investment income (loss)                       $ 0.02          $ 0.02      $ (0.02)
  Net realized and unrealized gain (loss) on
   investments                                        (0.02)           1.06         1.56
                                                     ------          ------      -------
   Net increase from investment operations           $    -          $ 1.08      $  1.54
Distribution to shareowners:
  Net investment income                              $    -          $(0.02)     $     -
  Net realized gain                                       -           (0.70)       (0.12)
                                                     ------          ------      -------
Net increase in net asset value                      $    -          $ 0.36      $  1.42
                                                     ------          ------      -------
Net asset value, end of period                       $11.78          $11.78      $ 11.42
                                                     ======          ======      =======
Total return*                                             -%           9.56%       15.47%(b)
Ratio of net expenses to average net assets+           1.24%**         1.25%        1.25%**
Ratio of net investment income (loss) to average
  net assets+                                          0.39%**         0.12%       (0.21)%**
Portfolio turnover rate                                 104%**           79%          46%(b)
Net assets, end of period (in thousands)             $1,052          $1,052      $   285
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
   Net expenses                                        8.05%**         9.58%       39.02%**
   Net investment income (loss)                       (6.42)%**       (8.21)%     (37.99)%**

(a)  Class A shares were first offered on June 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2006, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to that document when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At February 28, 2006, the Fund has reclassified $258 to decrease distributions in excess of net investment income and $258 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended February 28, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                   $47,189
Long-Term capital gain                                             16,909
                                                                  -------
  Total                                                           $64,098
                                                                  =======
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at February 28, 2006:

--------------------------------------------------------------------------------
                                                                   2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                     $10,374
Undistributed long-term gain                                       18,826
Unrealized appreciation                                            23,176
                                                                  -------
  Total                                                           $52,376
                                                                  =======
--------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the six months ended August 31, 2006.

D.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2008, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2006, $1,153 was payable to PIM related to management

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. The transfer agent fees paid to PIMSS is $10 for the six months ended August 31, 2006.

4.   Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees paid to PFD for the six months ended August 31, 2006.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Osbert M. Hood, Executive
Mary K. Bush                                    Vice President
Margaret B.W. Graham                          Vincent Nave, Treasurer
Osbert M. Hood                                Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2006

* Print the name and title of each signing officer under his or her signature.